Oct. 30, 2021
08.31 Fidelity Series Corporate Bond Fund PRO-05
Supplement to theFidelity® Series Corporate Bond FundOctober 30, 2021Prospectus
08.31 Fidelity Series Corporate Bond Fund PRO-05 | Fidelity® Series Corporate Bond Fund
Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.